ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)
Accounts Payable Accrued Expenses And Other Liabilities Details [Abstract]
Accrued expenses and deferred income		€ 75,588	€ 96,689
Amounts due to re-insurers		16,289	23,820
Income and other taxes payable		145,395	153,236
Accounts payable		200,173	218,651
Payroll related accruals		90,429	57,365
Private equity: liabilities of investee entities		240,658	208,064
Unsettled transactions on debt securities		0	2,727
Accrued interest and commissions		262,860	420,999
Deferred tax liability		63,863	62,213
Amounts due to third-parties under collection agreements		112,544	82,205
Pension liability		387,921	224,743
Dividends payable		338	4,080
Amounts due to government agencies		198,748	180,043
European Re-development Fund		8,802	19,960
Liabilities relating to deposit administration funds (DAF)		198,034	198,040
Checks and credit card transactions under settlement		814,550	1,010,478
Other		419,981	585,023
Total	4,228,633	3,236,173	3,548,336
Accounts Payable Accrued Expenses And Other Liabilities Texual [Abstract]
Other liabilities		€ 3,727	€ 5,009